Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Accounts Receivable and Current and Long-Term Contract Assets and Liabilities
The Company’s Accounts receivable and current and long-term contract assets and liabilities are summarized in the following table.

	Accounts Receivable, Less Allowance	Contract Assets (Current)	Contract Assets (Long-Term)	Contract Liabilities (Current)	Contract Liabilities (Long-Term)
Balance at January 1, 2018	$2,104,555	$33,031	$135,150	$208,909	$8,745
Balance at December 31, 2018	2,018,768	56,598	213,954	272,857	8,745